Convertible Notes	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Convertible Notes
Convertible Notes
9.	Convertible Notes

As of March 31, 2019 and June 30, 2018, the balance owing on convertible notes, net of debt discount, with terms as described below was $1,059,655 and $2,399,941, respectively.

Convertible notes issued prior to the year ended June 30, 2017 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of March 31, 2019, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of March 31, 2019, the note is in default.

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of March 31, 2019, the note is in default.

Convertible note 4: On December 19, 2016, the Company entered into a convertible promissory note with an accredited investor for $20,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of March 31, 2019, the note has been fully converted.

Convertible note 5: On January 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 6: On January 20, 2017, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 7: On February 8, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 8: On February 24, 2017, the Company entered into a convertible promissory note with an accredited investor for $66,023. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 9: On February 9, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 10: On February 28, 2017, the Company entered into a convertible promissory note with an accredited investor for $75,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of March 31, 2019, the note has been fully converted.

Convertible note 11: On March 1, 2017, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has been purchased by other investor in total amount of $156,067 with a term of nine (9) months with an interest rate of 10% and is convertible to common shares at a 45% discount to the then current market price of our shares. As of September 30, 2018, $92,500 has been converted into the Company’s common stock and the Company incurred two conversion default penalties in total of $60,751. As of June 30, 2018, the remaining principal balance was $124,318. As of March 31, 2019, the Company converted $63,567 and the remaining balance of note was $60,751.

Convertible note 12: On March 23, 2017, the Company entered into a convertible promissory note with an accredited investor for $70,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 13: On February 16, 2017, the Company entered into a convertible promissory note with an accredited investor for $30,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 14: On March 31, 2017, the Company entered into a convertible promissory note with an accredited investor for $200,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of March 31, 2019, the note has been fully converted.

Convertible note 15 & 16: On May 17, 2017, the Company entered a convertible promissory note with an investor for a total amount of $1,375,000 (after $10,000 legal and due diligence fee) with an OID of $125,000, the note will be fulfilled through a series of funding. The note is due 12 months after each funding date and bears an interest rate of 10%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. In connection with the note, the investor will also receive warrants and is calculated based on 15% of the maturity amount. The warrants have a life of four years with exercise price of $0.15 per share and have cashless exercise option. The Company had outstanding balance of $921,004 as of the year ended June 30, 2018. The fair value of the warrants was $40,400 as of June 30, 2018. During the nine months ended March 31, 2019, the principal balance has been fully converted, the remaining default charge balance of the note was $250,000 as of March 31, 2019 and the fair value of the warrant liability was $9,090. As of March 31, 2019, the note is in default and bears a default interest rate of 22% per annum.

Convertible notes issued during the year ended June 30, 2018 were as follows:

Convertible note 17: On July 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $164,900. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.025. As of March 31, 2019, the note has been fully converted.

Convertible note 18: On August 3, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of March 31, 2019, the note has been fully converted.

Convertible note 19: On August 22, 2017, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices. As of March 31, 2019, the note has been fully converted.

Convertible note 20: On September 15, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of March 31, 2019, the note has been fully converted.

Convertible note 21: On September 26, 2017, the Company entered into a convertible promissory note with an accredited investor for $15,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices. As of March 31, 2019, the note has been fully converted.

Convertible note 22: On December 7, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.05. As of March 31, 2019, the note has been fully converted.

Convertible notes issued during the nine months ended March 31, 2019 were as follows:

Convertible note 23: On September 20, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $267,500 (includes $5,000 legal fee and an OID of $12,500). The note is due 360 days and bears an interest rate of 8%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 24: On October 5, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $5,000 OID). The note is due 360 days and bears an interest rate of 8%. The conversion price for the note is 45% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 25: On November 1, 2018, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 26: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 27: On November 16, 2018, the Company entered into a convertible promissory note with an accredited investor for $40,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 28: On December 3, 2018, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.07.

Convertible note 29: On December 26, 2018, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $5,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 45% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 30: On January 8, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $105,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 31: On January 22, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 32: On January 24, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $53,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 35% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 33: On February 26, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $100,000. The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average three lowest closing bid for the 20 consecutive trading days prior to the conversion date.

Convertible note 34: On March 4, 2019, the Company entered a convertible promissory note with an accredited investor for a total amount of $250,000 (includes $7,000 OID). The note is due 360 days and bear an interest rate of 8%. The conversion price for the note is 42% of average two lowest closing bid for the 20 consecutive trading days prior to the conversion date.

For the period ended March 31, 2019, the Company’s convertible notes consisted of following:

Balance			Conversion		Balance
as of	Default	Addition/	in	# of	as of		Interest	Conversion
06.30.2018	Penalty	(Repayment)	principal	shares	03.31.2019	Due Date	Rate	Price
25,000	—	—	—	—	25,000	2/24/2013	14%	75% of the average of 30 days prior to the conversion date.
25,000	—	—	—	—	25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date.
1,00,000	—	—	—	—	1,00,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date.
20,000	—	—	20,000	11,60,391	—	7/17/2017	10%	40% discount of average price of last 20 trading days prices
25,000	—	—	25,000	14,26,674	—	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	29,31,188	—	08/08/2017	8%	40% discount of average two lowest price of last 20 trading days prices
80,000	—	—	80,000	45,30,846	—	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days prices
66,023	—	—	66,023	37,12,324	—	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	23,90,805	—	08/09/2017	8%	40% discount of average two lowest price of last 20 trading days prices
75,000	—	—	75,000	43,78,547	—	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days prices
1,24,318	—	—	63,567	39,19,404	60,751	12/01/2017	10%	45% discount of lowest price of last 20 trading days prices
70,000	—	—	70,000	40,67,072	—	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days prices
30,000	—	—	30,000	15,00,010	—	8/16/2017	8%	Greater of 40% discount to average of 3 lowest trading price during last 20 trading days or $.05
2,00,000	—	—	2,00,000	1,15,57,652	—	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days prices
9,21,004	—	—	6,71,004	3,14,83,740	2,50,000	05/12/2018	22%	45% discount of lowest price of last 20 trading days prices
1,50,000	—	—	1,50,000	37,45,330	—	05/03/2018	10%	45% discount to average of 3 lowest trading price during last 20 trading days
1,64,900	—	—	1,64,900	65,96,000	—	7/17/2018	8%	The conversion price shall be $0.025 per share
35,000	—	—	35,000	6,91,184	—	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days prices
15,000	—	—	15,000	2,94,114	—	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	10,00,000	—	12/07/2018	8%	The conversion price shall be $0.05 per share
—	—	2,67,500	—	—	2,67,500	9/15/2019	8%	55% discount of lowest price of last 20 trading days prices
—	—	2,50,000	—	—	2,50,000	10/05/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	—	1,00,000	—	—	1,00,000	10/31/2019	8%	The conversion price shall be $0.07 per share
—	—	80,000	—	—	80,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	—	40,000	—	—	40,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	—	35,000	—	—	35,000	12/02/2019	8%	The conversion price shall be $0.07 per share
—	—	2,50,000	—	—	2,50,000	12/26/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	—	1,05,000	—	—	1,05,000	01/08/2020	8%	35% discount of average two lowest price of last 20 trading days prices
—	—	1,00,000	—	—	1,00,000	1/22/2020	8%	42% discount of average three lowest price of last 20 trading days prices
—	—	53,000	—	—	53,000	1/24/2020	8%	35% discount of average two lowest price of last 20 trading days prices
—	—	1,00,000	—	—	35,000	2/26/2020	8%	42% discount of average three lowest price of last 20 trading days prices
—	—	2,50,000	—	—	2,50,000	03/04/2020	8%	42% discount of average two lowest price of last 20 trading days prices
24,26,245		16,30,500	1,965,494	8,91,29,286	20,91,250

In connection with the convertible debt, debt discount balance as of March 31, 2019 and June 30, 2018 were $1,031,596 and $26,303, respectively, and were being amortized and recorded as interest expenses over the term of the convertible debt.

As of March 31, 2019, the Company’s debt discount consisted of following:

Note Date	Due Date	OID	Amortization for FY 2018	Debt Discount Balance at 6/30/2018	Amortization for the nine months ended 03/31/2019	Debt Discount Balance at 03/31/2019
08/22/2017	8/22/2018	$35,000	$29,918	$5,082	$5,082	$—
09/26/2017	9/26/2018	15,000	11,384	3,616	3,616	—
07/17/2017	7/17/2018	164,900	160,445	4,455	4,455	—
12/07/2017	12/7/2018	50,000	36,849	13,151	13,151	—
09/20/2018	9/15/2019	12,500	—	—	6,667	5,833
09/20/2018	9/15/2019	250,000	—	—	133,333	116,667
10/05/2018	10/5/2019	5,000	—	—	2,425	2,575
10/05/2018	10/5/2019	245,000	—	—	118,808	126,192
11/01/2018	11/1/2019	84,286	—	—	34,638	49,648
11/16/2018	11/16/2019	36,571	—	—	13,526	23,045
11/16/2018	11/16/2019	18,286	—	—	6,763	11,523
12/03/2018	12/3/2019	10,000	—	—	3,233	6,767
12/26/2018	12/26/2019	5,000	—	—	1,301	3,699
12/26/2018	12/26/2019	245,000	—	—	63,767	181,233
01/08/2019	01/08/2020	92,101	—	—	20,691	71,410
01/22/2019	01/22/2020	87,478	—	—	16,297	71,181
01/22/2019	01/22/2020	2,000	—	—	373	1,627
01/24/2019	01/24/2020	47,432	—	—	8,577	38,856
02/26/2019	02/26/2020	96,708	—	—	8,743	87,965
02/26/2019	02/26/2020	2,000	—	—	181	1819
03/04/2019	03/04/2020	243,000	—	—	17,926	225,074
03/04/2019	03/04/2020	7,000	—	—	516	6,484
Total:			$41,302	$26,303	$484,070	$1,031,596

8.	Convertible Notes

As of June 30, 2018 and 2017, the balance owing on convertible notes, net of debt discount, with terms as described below was $2,399,941 and $1,502,023, respectively.

Convertible notes issued prior the year ended June 30, 2017 were as follows:

Convertible note 1: On August 24, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2018, the note is in default.

Convertible note 2: On September 18, 2012, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2018, the note is in default.

Convertible note 3: On December 21, 2012, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 25% discount of the average of 30 days prior to the conversion date. As of June 30, 2018, the note is in default.

Convertible note 4: On December 19, 2016, the Company entered into a convertible promissory note with an accredited investor for $20,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of June 30, 2018, the note is in default.

Convertible note 5: On January 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $25,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 6: On January 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $20,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. The note has been fully converted as of June 30, 2018.

Convertible note 9: On January 20, 2017, the Company entered into a convertible promissory note with an accredited investor for $80,000. The note has a term of seven (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 7: On January 24, 2017, the Company entered into a convertible promissory note with an accredited investor for $43,000. The note has a term of twelve (12) months with an interest of 8% and is convertible to common shares at a 45% discount to the then current market price of our shares. This convertible promissory note has been fully converted in the year ended June 30, 2018.

Convertible note 8: On February 8, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 10: On February 24, 2017, the Company entered into a convertible promissory note with an accredited investor for $66,023. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 11: On February 9, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 12: On February 28, 2017, the Company entered into a convertible promissory note with an accredited investor for $75,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount. As of June 30, 2018, the note is in default.

Convertible note 13: On March 1, 2017, the Company entered into a convertible promissory note with an accredited investor for $100,000. The note has a term of nine (9) months with an interest rate of 10% and is convertible to common shares at a 45% discount to the then current market price of our shares. As of June 30, 2018, there were $92,500 has been converted into the Company’s common stock and the remaining principal balance was $7,500. As of June 30, 2018, the note is in default.

Convertible note 14: On March 23, 2017, the Company entered into a convertible promissory note with an accredited investor for $70,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 15: On February 15, 2017, the Company entered into a convertible promissory note with an accredited investor for $63,000. The note has a term of nine (9) months with an interest rate of 8% and is convertible to common shares at 40% discount to the then current market price of our shares. This convertible promissory note has been fully converted in the year ended June 30, 2018.

Convertible note 16: On February 16, 2017, the Company entered into a convertible promissory note with an accredited investor for $30,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 17: On March 31, 2017, the Company entered into a convertible promissory note with an accredited investor for $200,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount to the then current market price of our shares. As of June 30, 2018, the note is in default.

Convertible note 18 & 19: On May 17, 2017, the Company entered a convertible promissory note with an investor for a total amount of $1,375,000 (after $10,000 legal and due diligence fee) with an OID of $125,000, the note will be fulfilled through a series of funding. The note is due 12 months after each funding date and bear an interest rate of 10%. The conversion price for the note is 55% of the lowest closing bid for the 20 consecutive trading days prior to the conversion date. In connection with the note, the investor will also receive warrants and is calculated based on 15% of the maturity amount. The warrants have a life of four years with exercise price of $0.15 per share and have cashless exercise option. The Company received $505,000 from this note during the year ended June 30, 2018. The fair value of the warrants were $40,400 at grant date. As of June 30, 2018, the Company had outstanding convertible note payable to this investor for $671,004 (with two major default charge in total of $166,004), the fair value of the warrant liability was $40,400. As of June 30, 2018, the note is in default and bears a default interest rate of 22% per annum.

Convertible notes issued during the year ended June 30, 2018 were as follows:

On July 17, 2017, the Company entered into a convertible promissory note with an accredited investor for $164,900. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.025.

On August 3, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of June 30, 2018, the note is in default.

On August 22, 2017, the Company entered into a convertible promissory note with an accredited investor for $35,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices.

On September 15, 2017, the Company entered into a convertible promissory note with an accredited investor for $150,000. The note has a term of six (6) months with an interest rate of 10% and is convertible to common shares at a 45% discount to average of 3 lowest trading price during last 20 trading days. As of June 30, 2018, the note is in default.

On September 26, 2017, the Company entered into a convertible promissory note with an accredited investor for $15,000. The note has a term of six (6) months with an interest rate of 8% and is convertible to common shares at a 40% discount of average two lowest price of last 20 trading days prices.

On December 7, 2017, the Company entered into a convertible promissory note with an accredited investor for $50,000. The note has a term of one year with an interest rate of 8% and is convertible to common shares at a fixed conversion price of $0.05.

As of the year ended June 30, 2018, the Company’s convertible notes consisted of following:

Principal	Default Penalty	Conversion in Principal	Number of Shares	Balance as of 6/30/2018	Due Date	Interest Rate	Conversion Price
$25,000				$25,000	2/24/2013	14%	75% of the average of 30 days prior to the conversion date
$25,000				$25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date
$100,000				$100,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date
$20,000				$20,000	7/17/2017	8%	40% discount of average of last 20 trading days
$25,000				$25,000	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days
$20,000		$20,000	737,748	—	7/17/2017	8%	Greater of $0.05 or 40% discount to average of 3 lowest trading price during 20 trading days
$43,000		$43,000	2,462,180	—	1/24/2018	8%	45% discount of average two lowest price of last 20 trading days
$50,000				$50,000	8/8/2017	8%	40% discount of average two lowest price of last 20 trading days
$80,000				$80,000	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days
$66,023				$66,023	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days
$50,000				$50,000	8/9/2017	8%	40% discount of average two lowest price of last 20 trading days
$75,000				$75,000	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days
$100,000		$92,500	5,246,524	$7,500	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$56,067			$56,067	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$7,273			$31,097	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$7,270			$29,654	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
$70,000				$70,000	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days
$63,000		$63,000	3,081,746	—	11/20/2017	8%	42% discount of average three lowest price of last 10 trading days
$30,000				$30,000	8/16/2017	8%	Greater of $0.05 or 40% discount to average of 3 lowest trading price during 20 trading days
$200,000				$200,000	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days
$340,000	$78,482			$418,482	5/12/2018	22%	45% discount of lowest price of last 20 trading days
$165,000	$87,522			$252,522	5/12/2018	22%	45% discount of lowest price of last 20 trading days
	$80,000			$80,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days
	$170,000			$170,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days
$150,000				$150,000	5/3/2018	10%	45% discount of average three lowest price of last 20 trading days
$150,000				$150,000	6/15/2018	10%	45% discount of average three lowest price of last 20 trading days
$164,900				$164,900	7/17/2018	8%	$0.025
$35,000				$35,000	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days
$15,000				$15,000	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days
$50,000				$50,000	12/7/2018	8%	$0.025
Total:		$218,500		$2,426,245

As of the year ended June 30, 2018, the Company’s debt discount consisted of following:

Date of	Due Date	Related Debt OID	Debt Discount at 6/30/2017	Amortization during 6/30/2018	Debt Discount at 6/30/2018
8/3/2017	5/3/2018	$150,000	$—	$150,000
9/15/2017	6/15/2018	150,000	—	150,000
8/22/2017	8/22/2108	35,000	—	29,918	5,082
9/26/2017	9/26/2018	15,000	—	11,384	3,616
5/12/2017	5/12/2018	30,000	13,232	13,232
6/12/2017	6/12/2018	15,000	28,263	28,263
9/28/2017	5/12/2018	78,482	—	78,482
11/14/2017	5/12/2018	87,522	—	87,522
8/8/2017	12/1/2017	56,067	—	56,067
10/13/2017	12/1/2017	15,298	—	15,298
11/14/2017	12/1/2017	42,280	—	42,280
11/17/2017	5/12/2018	80,000	—	80,000
11/25/2017	5/12/2018	170,000	—	170,000
7/17/2017	7/17/2018	164,900	—	160,445	4,455
12/7/2017	12/7/2018	50,000	—	36,849	13,151
Total debt discount		$1,139,549	$41,495	$912,446	$26,303